Fees Summary	Oct. 25, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 750,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	114,825.00
Total Offset Amount	23,617.00
Net Fee	$ 91,208.00
Final Prospectus	false